Auditor Information	12 Months Ended
Mar. 31, 2026
Auditor [Line Items]
Auditor Name	DeVisser Gray LLP
Auditor Firm ID	1054
Auditor Location	Vancouver, Canada
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying financial statements of Linear Minerals Corp. (the “Company”), which comprise the statements of financial position as at March 31, 2026 and 2025 and the statements of loss and comprehensive loss, changes in equity and cash flows for each of the years in the three-year period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as at March 31, 2026 and 2025 and its financial performance and its cash flows for each of the years in the three-year period ended March 31, 2026, in conformity with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board.